FV Measurements (Classification of Fair Value of Derivatives) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Total assets	$ 240	$ 396
Liabilities
Total liabilities	504	1,078
Level 3
Assets
Total assets	34	90
Liabilities
Total liabilities	365	826
Net assets (liabilities)	(331)	(736)
Level 3 | Regulatory deferral | Physical natural gas purchases
Assets
Total assets		52
Liabilities
Total liabilities		0
Level 3 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets		4
Liabilities
Total liabilities		1
Level 3 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Assets
Total assets	34	34
Liabilities
Total liabilities	365	825
Fair Value, Measurements, Recurring
Assets
Total assets	240	396
Liabilities
Total liabilities	504	1,078
Net assets (liabilities)	(264)	(682)
Fair Value, Measurements, Recurring | Other
Assets
Total assets	22
Liabilities
Total liabilities	7
Fair Value, Measurements, Recurring | FX forwards | Other
Assets
Total assets	18	5
Liabilities
Total liabilities	7	23
Fair Value, Measurements, Recurring | Equity derivatives | Other
Assets
Total assets	4
Liabilities
Total liabilities		5
Fair Value, Measurements, Recurring | Regulatory deferral
Assets
Total assets	16	238
Liabilities
Total liabilities	76	25
Fair Value, Measurements, Recurring | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	13	168
Liabilities
Total liabilities	73	24
Fair Value, Measurements, Recurring | Regulatory deferral | FX forwards
Assets
Total assets	3	18
Liabilities
Total liabilities	3	1
Fair Value, Measurements, Recurring | Regulatory deferral | Physical natural gas purchases and sales
Assets
Total assets		52
Fair Value, Measurements, Recurring | HFT derivatives
Assets
Total assets	202	153
Liabilities
Total liabilities	421	1,025
Fair Value, Measurements, Recurring | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	18	44
Liabilities
Total liabilities	24	31
Fair Value, Measurements, Recurring | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	184	109
Fair Value, Measurements, Recurring | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	397	994
Fair Value, Measurements, Recurring | Level 1
Assets
Total assets	48	132
Liabilities
Total liabilities	56	73
Net assets (liabilities)	(8)	59
Fair Value, Measurements, Recurring | Level 1 | Other
Assets
Total assets	4
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring | Level 1 | FX forwards | Other
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | Equity derivatives | Other
Assets
Total assets	4
Liabilities
Total liabilities		5
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral
Assets
Total assets	7	120
Liabilities
Total liabilities	43	15
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	7	120
Liabilities
Total liabilities	43	15
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | FX forwards
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Physical natural gas purchases and sales
Assets
Total assets		0
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives
Assets
Total assets	37	12
Liabilities
Total liabilities	13	53
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	(5)	9
Liabilities
Total liabilities	0	2
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	42	3
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	13	51
Fair Value, Measurements, Recurring | Level 2
Assets
Total assets	158	174
Liabilities
Total liabilities	83	179
Net assets (liabilities)	75	(5)
Fair Value, Measurements, Recurring | Level 2 | Other
Assets
Total assets	18
Liabilities
Total liabilities	7
Fair Value, Measurements, Recurring | Level 2 | FX forwards | Other
Assets
Total assets	18	5
Liabilities
Total liabilities	7	23
Fair Value, Measurements, Recurring | Level 2 | Equity derivatives | Other
Assets
Total assets	0
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral
Assets
Total assets	9	66
Liabilities
Total liabilities	33	10
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	6	48
Liabilities
Total liabilities	30	9
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | FX forwards
Assets
Total assets	3	18
Liabilities
Total liabilities	3	1
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Physical natural gas purchases and sales
Assets
Total assets		0
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives
Assets
Total assets	131	103
Liabilities
Total liabilities	43	146
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	23	31
Liabilities
Total liabilities	24	28
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	108	72
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	19	118
Fair Value, Measurements, Recurring | Level 3
Assets
Total assets	34	90
Liabilities
Total liabilities	365	826
Net assets (liabilities)	(331)	(736)
Fair Value, Measurements, Recurring | Level 3 | Other
Assets
Total assets	0
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring | Level 3 | FX forwards | Other
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Equity derivatives | Other
Assets
Total assets	0
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral
Assets
Total assets	0	52
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | FX forwards
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Physical natural gas purchases and sales
Assets
Total assets		52
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives
Assets
Total assets	34	38
Liabilities
Total liabilities	365	826
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	0	4
Liabilities
Total liabilities	0	1
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	34	34
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	$ 365	$ 825